Schedule of revenue for geographical regions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total	$ 6,767,591	$ 10,588,835
Service provision [member]
IfrsStatementLineItems [Line Items]
Total		1,780,000
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	6,767,591	8,808,835
Goods or services transferred at point in time [member] | Bicycle frame [member]
IfrsStatementLineItems [Line Items]
Total	528,621	2,770,503
Goods or services transferred at point in time [member] | Racket [member]
IfrsStatementLineItems [Line Items]
Total	6,053,369	5,675,462
Goods or services transferred at point in time [member] | Crank [member]
IfrsStatementLineItems [Line Items]
Total	12,906	256,895
Goods or services transferred at point in time [member] | Other [member]
IfrsStatementLineItems [Line Items]
Total	172,695	81,612
Goods or services transferred at point in time [member] | Bicycle [Member]
IfrsStatementLineItems [Line Items]
Total		24,363
Asia [Member]
IfrsStatementLineItems [Line Items]
Total	6,048,988	6,275,935
Asia [Member] | Service provision [member]
IfrsStatementLineItems [Line Items]
Total		480,000
Asia [Member] | Goods or services transferred at point in time [member] | Bicycle frame [member]
IfrsStatementLineItems [Line Items]
Total		13,513
Asia [Member] | Goods or services transferred at point in time [member] | Racket [member]
IfrsStatementLineItems [Line Items]
Total	5,999,258	5,675,167
Asia [Member] | Goods or services transferred at point in time [member] | Crank [member]
IfrsStatementLineItems [Line Items]
Total	566	32,761
Asia [Member] | Goods or services transferred at point in time [member] | Other [member]
IfrsStatementLineItems [Line Items]
Total	49,164	50,131
Asia [Member] | Goods or services transferred at point in time [member] | Bicycle [Member]
IfrsStatementLineItems [Line Items]
Total		24,363
US [Member]
IfrsStatementLineItems [Line Items]
Total	54,111	31,458
US [Member] | Service provision [member]
IfrsStatementLineItems [Line Items]
Total
US [Member] | Goods or services transferred at point in time [member] | Bicycle frame [member]
IfrsStatementLineItems [Line Items]
Total
US [Member] | Goods or services transferred at point in time [member] | Racket [member]
IfrsStatementLineItems [Line Items]
Total	54,111
US [Member] | Goods or services transferred at point in time [member] | Crank [member]
IfrsStatementLineItems [Line Items]
Total
US [Member] | Goods or services transferred at point in time [member] | Other [member]
IfrsStatementLineItems [Line Items]
Total		31,458
US [Member] | Goods or services transferred at point in time [member] | Bicycle [Member]
IfrsStatementLineItems [Line Items]
Total
Other Areas [Member]
IfrsStatementLineItems [Line Items]
Total	664,492	4,281,442
Other Areas [Member] | Service provision [member]
IfrsStatementLineItems [Line Items]
Total		1,300,000
Other Areas [Member] | Goods or services transferred at point in time [member] | Bicycle frame [member]
IfrsStatementLineItems [Line Items]
Total	528,621	2,756,990
Other Areas [Member] | Goods or services transferred at point in time [member] | Racket [member]
IfrsStatementLineItems [Line Items]
Total		295
Other Areas [Member] | Goods or services transferred at point in time [member] | Crank [member]
IfrsStatementLineItems [Line Items]
Total	12,340	224,134
Other Areas [Member] | Goods or services transferred at point in time [member] | Other [member]
IfrsStatementLineItems [Line Items]
Total	$ 123,531	23
Other Areas [Member] | Goods or services transferred at point in time [member] | Bicycle [Member]
IfrsStatementLineItems [Line Items]
Total